UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	7/31/2011

Item 1.	Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 97.3%
Australia — 7.1%
40,497	Aditya Birla Minerals Ltd.	$ 66,290
121,105	Australia & New Zealand Banking Group Ltd.	2,771,345
67,582	Bendigo And Adelaide Bank Ltd.	656,331
104,274	BHP Billiton Ltd.	4,744,882
128,991	Boral Ltd.	590,928
203,582	Brambles Ltd.	1,549,929
51,117	Caltex Australia Ltd.	598,635
5,943	Coca-Cola Amatil Ltd.	73,777
32,557	Commonwealth Bank of Australia	1,762,245
482,173	Fairfax Media Ltd.(a)	466,149
218,305	FKP Property Group	152,292
354,385	GPT Group	1,171,875
48,378	Iluka Resources Ltd.	943,909
28,793	Industrea Ltd.	37,326
158,061	Mirvac Group	199,693
40,600	National Australia Bank Ltd.	1,070,475
14,313	OZ Minerals Ltd.	214,322
6,632	Ramsay Health Care Ltd.	127,358
25,011	Rio Tinto Ltd.	2,198,165
27,142	Santos Ltd.	384,058
437,095	SP AusNet	441,777
86,485	Spark Infrastructure Group	123,516
585,712	Stockland	1,962,561
85,209	Telstra Corp. Ltd.	279,896
56,720	Westfield Group	496,008
55,466	Westpac Banking Corp.	1,244,291
17,216	Woolworths Ltd.	509,529

		24,837,562

Austria — 0.1%
126,863	Immofinanz AG(b)	489,222

Belgium — 0.7%
1,939	Delhaize Group SA	139,642
52,239	KBC Groep NV	1,843,270
11,244	Umicore SA	572,804

		2,555,716

Brazil — 1.9%
3,200	Banco Do Brasil SA, ADR	54,656
58,200	Centrais Eletricas Brasileiras SA, ADR	701,892
16,900	Centrais Eletricas Brasileiras SA (Class B Stock), ADR	259,246
48,200	Cia de Bebidas das Americas, ADR	1,446,964

10,000	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	596,900
20,700	Petroleo Brasileiro SA (Class A Stock), ADR(a)	636,111
28,500	Tele Norte Leste Participacoes SA, ADR	398,430
36,100	Vale SA, ADR	1,171,084
43,600	Vale SA (Preference) (Class A Stock), ADR	1,287,072

		6,552,355

Chile — 0.2%
9,400	Cia Cervecerias Unidas SA, ADR	533,544

China — 0.6%
357,500	Bank of Communications Co. Ltd. (Class H Stock)	311,917
96,500	China Merchants Bank Co. Ltd. (Class H Stock)	229,062
254,000	China Petroleum & Chemical Corp. (Class H Stock)	250,619
848,500	Longfor Properties Co. Ltd.	1,306,431

		2,098,029

Denmark — 0.9%
13	AP Moller - Maersk A/S (Class A Stock)	96,259
55	AP Moller - Maersk A/S (Class B Stock)	421,411
39,831	DSV A/S	883,083
14,060	Novo Nordisk A/S (Class B Stock)	1,719,831

		3,120,584

Finland — 1.5%
9,095	Kone OYJ (Class B Stock)	527,271
31,879	Metso OYJ	1,558,320
5,294	Nokian Renkaat OYJ	247,627
7,461	Orion OYJ (Class B Stock)	180,298
26,376	Pohjola Bank PLC (Class A Stock)	320,927
28,023	Sampo OYJ (Class A Stock)	853,551
160,177	Stora ENSO OYJ (Class R Stock)	1,378,499

		5,066,493

France — 9.4%
52,889	AXA SA	989,504
27,760	BNP Paribas	1,800,350
2,010	Bouygues InH	75,976
13,979	Cap Gemini SA	687,921
1,464	Casino Guichard Perrachon SA	133,469
38,162	Cie de Saint-Gobain	2,205,265
19,383	Compagnie Generale DES Etablissements Michelin (Class B Stock)	1,627,733
28,201	France Telecom SA	583,546
4,964	GDF Suez	162,328
414,954	Natixis	1,882,392
39,640	Peugeot SA	1,502,655
10,991	Publicis Groupe SA	558,935
23,765	Renault SA	1,267,988
62,890	Safran SA	2,614,254
63,966	Sanofi	4,970,214

18,387	Schneider Electric SA	2,657,201
23,118	Societe Generale SA	1,144,337
11,146	Societe Television Francaise 1	212,538
98,622	Total SA	5,330,380
9,217	Vinci SA	534,143
83,636	Vivendi SA	2,000,077

		32,941,206

Germany — 7.7%
19,732	Allianz SE	2,571,386
44,521	BASF SE	4,020,761
12,823	Bayer AG	1,025,847
10,397	Bayerische Motoren Werke AG	1,039,412
20,586	Daimler AG	1,492,400
49,967	Deutsche Bank AG	2,747,329
24,501	Deutsche Lufthansa AG	493,256
83,275	E.ON AG	2,296,163
38,300	Hannover Rueckversicherung AG	1,987,630
4,597	Henkel AG & Co. KGaA	250,817
114,972	Infineon Technologies AG	1,153,642
4,187	K+S AG	334,070
12,365	Lanxess AG	992,498
8,781	Linde AG	1,573,637
14,070	RWE AG	737,619
4,212	SAP AG	263,344
26,748	Siemens AG	3,418,576
12,070	Suedzucker AG	425,582
1,076	Volkswagen AG	196,646

		27,020,615

Hong Kong — 4.7%
336,000	Agile Property Holdings Ltd.	543,205
459,000	Agricultural Bank of China Ltd. (Class H Stock)	249,119
81,500	ASM Pacific Technology Ltd.	895,128
44,200	Cheung Kong Holdings Ltd.	675,441
92,000	Cheung Kong Infrastructure Holdings Ltd.	530,014
288,000	China Citic Bank Corp. Ltd. (Class H Stock)(b)	176,634
176,000	China National Building Material Co. Ltd. (Class H Stock)	353,637
155,000	CNOOC Ltd.	346,444
1,673,000	Country Garden Holdings Co.	858,637
1,211,000	Evergrande Real Estate Group Ltd.	910,532
315,000	Galaxy Entertainment Group Ltd.(b)	816,423
256,750	Great Wall Motor Co. Ltd. (Class H Stock)	387,410
55,500	Greentown China Holdings Ltd.	49,705
404,000	Guangzhou R&f Properties Co. Ltd. (Class H Stock)	521,474
7,700	Hang Seng Bank Ltd.	121,027
5,000	Hutchison Whampoa Ltd.	58,284
43,000	Kerry Properties Ltd.	208,552
366,500	Lifestyle International Holdings Ltd.	1,199,134
195,000	Orient Overseas International Ltd.	1,109,639
225,600	Sands China Ltd.(b)	678,790

800,000	SJM Holdings Ltd.	2,013,921
156,000	Tingyi Cayman Islands Holding Corp.	484,388
226,900	Wheelock & Co. Ltd.	975,288
625,200	Wynn Macau Ltd.	2,181,933

		16,344,759

India — 0.1%
6,000	Dr. Reddy’s Laboratories Ltd., ADR	213,960
1,857	State Bank of India, GDR	197,072
5,096	Tata Steel Ltd., GDR	65,942

		476,974

Israel — 0.2%
25,996	Bank Hapoalim BM	128,538
7,370	Teva Pharmaceutical Industries Ltd.	343,785
3,400	Teva Pharmaceutical Industries Ltd., ADR	158,576

		630,899

Italy — 2.6%
532,092	ENEL SpA	3,064,514
94,578	ENI SpA	2,055,287
42,223	Pirelli & C SpA	437,796
218,050	Snam Rete Gas SpA	1,258,843
1,000,000	Telecom Italia SpA	1,258,294
852,592	Telecom Italia SpA-RSP	916,874

		8,991,608

Japan — 19.6%
16,700	Advantest Corp.	297,188
83,500	AEON Co. Ltd.	1,053,173
9,700	Aida Engineering Ltd.	51,029
109,000	Ajinomoto Co., Inc.	1,350,731
193,000	Aozora Bank Ltd.(a)	471,313
6,400	Arisawa Manufacturing Co. Ltd.	35,165
261,200	Asahi Kasei Corp.	1,849,113
21,600	Bridgestone Corp.	537,019
162	Central Japan Railway Co.	1,399,363
4,000	Chiyoda Corp.	51,231
15,000	Chugoku Bank Ltd. (The)	190,946
251,000	Cosmo Oil Co. Ltd.	756,407
153,000	Daido Steel Co. Ltd.	1,089,095
14,000	Daiwa House Industry Co. Ltd.	188,218
49,800	Dena Co. Ltd.	2,487,251
63	Dr Ci:Labo Co. Ltd.	342,067
16,100	Fanuc Corp.	3,055,413
26	Fields Corp.	46,471
100	Fujitsu Ltd.	590
11,000	Fukuyama Transporting Co. Ltd.	64,298
24,100	Gree, Inc.	553,156
17,100	Hamamatsu Photonics KK	770,761
483,100	Hitachi Ltd.	3,005,844

9,000	Hitachi Metals Ltd.	127,661
6,200	Hokkaido Electric Power Co., Inc.	95,193
9,800	Idemitsu Kosan Co. Ltd.	1,138,040
20,000	Isuzu Motors Ltd.	99,760
187,200	Itochu Corp.	2,164,162
67,000	JGC Corp.	2,093,070
18,700	JSR Corp.	382,817
380,150	JX Holdings, Inc.	2,750,452
18,500	Kamigumi Co. Ltd.	184,075
21,700	Komatsu Ltd.	678,469
2,000	Konami Corp.	52,582
83,500	Kuraray Co. Ltd.	1,264,675
17,400	Kyocera Corp.	1,864,649
9,000	Maeda Road Construction Co. Ltd.	87,095
110,722	Marubeni Corp.	831,296
14,900	Marui Group Co. Ltd.	122,513
18,900	Maruichi Steel Tube Ltd.	479,957
50,000	Mitsubishi Corp.	1,339,871
18,000	Mitsubishi Electric Corp.	212,067
720,500	Mitsubishi UFJ Financial Group, Inc.	3,668,715
101,700	Mitsui & Co. Ltd.	1,922,108
136,000	Mitsui Chemicals, Inc.	519,374
518,900	Mizuho Financial Group, Inc.	856,015
5,100	Nabtesco Corp.	129,313
29,500	Namco Bandai Holdings, Inc.	373,612
113,900	NHK Spring Co. Ltd.	1,217,636
59,000	Nippon Meat Packers, Inc.	823,862
100	Nippon Steel Corp.	338
55,100	Nippon Telegraph & Telephone Corp.	2,719,751
67,700	Nissan Motor Co. Ltd.	722,860
10,000	Nisshin Seifun Group, Inc.	127,947
34,000	Nisshinbo Industries, Inc.	335,650
2,800	Noritz Corp.	57,829
17,270	ORIX Corp.	1,870,907
4,100	Pola Orbis Holdings, Inc.	115,355
224,500	Resona Holdings, Inc.	1,113,970
1,700	Sanrio Co. Ltd.	73,534
70,200	Sega Sammy Holdings, Inc.	1,510,962
27,000	Sekisui House Ltd.	257,777
344,700	Shinsei Bank Ltd.	438,795
8,200	SMC Corp.	1,511,437
70,300	SoftBank Corp.	2,748,626
6,900	Sumisho Computer Systems Corp.	120,998
29,200	Sumitomo Corp.	412,673
82,200	Sumitomo Mitsui Financial Group, Inc.	2,598,880
193,000	Sumitomo Mitsui Trust Holdings, Inc.	711,983
16,000	Teijin Ltd.	71,702
22	T-Gaia Corp.	42,237
100,000	Tokyu Land Corp.	470,221
19,000	TonenGeneral Sekiyu KK	238,904
53,000	Toshiba Corp.	275,378

17,000	Toshiba Plant Systems & Services Corp.	195,207
436,000	Tosoh Corp.	1,857,609
4,000	Totetsu Kogyo Co. Ltd.	37,098
52,834	Toyota Motor Corp.	2,165,243
12,000	Valor Co. Ltd.	195,622
1,430	Yamada Denki Co. Ltd.	114,237
6,000	Yamaguchi Financial Group, Inc.	61,337
3,500	Yamato Kogyo Co. Ltd.	105,521
2,500	Yusen Logistics Co. Ltd.	39,975

		68,445,444

Mexico — 0.3%
32,800	America Movil SAB de CV, (Ser. L), ADR	846,240
26,900	Cemex SAB de CV, ADR(b)	189,376

		1,035,616

Netherlands — 5.0%
57,147	ASML Holding NV	2,035,806
4,651	Heineken Holding NV	236,323
265,354	ING Groep NV(b)	2,847,522
111,784	Koninklijke Ahold NV	1,488,456
91,290	Koninklijke KPN NV	1,301,895
112,445	Royal Dutch Shell PLC (Class A Stock)	4,118,794
112,242	Royal Dutch Shell PLC (Class B Stock)	4,109,797
22,023	SBM Offshore NV	526,460
27,412	Unilever NV	890,212

		17,555,265

Norway — 0.3%
37,944	DnB NOR ASA	551,786
20,466	Kvaerner ASA(b)	43,484
15,071	Statoil ASA	371,450
1,118	Yara International ASA	63,861

		1,030,581

Portugal — 0.1%
22,116	Jeronimo Martins SGPS SA	432,742

Russia — 0.9%
39,578	LSR Group, GDR	298,814
9,147	MMC Norilsk Nickel OJSC, ADR	247,335
3,549	NovaTek OAO, GDR	552,934
11,832	Sberbank of Russia, ADR	176,889
16,457	Severstal OAO, GDR	319,924
2,029	Sistema JSFC, GDR	50,218
27,055	Uralkali, GDR	1,332,729

		2,978,843

Singapore — 1.0%
98,000	China Minzhong Food Corp. Ltd.(b)	115,572

74,000	Golden Agri-Resources Ltd.	44,863
4,000	Jardine Cycle & Carriage Ltd.	160,651
67,000	Neptune Orient Lines Ltd.	80,126
37,000	Olam International Ltd.	81,123
21,400	SembCorp Industries Ltd.	90,107
97,000	StarHub Ltd.	227,174
226,300	UOL Group Ltd.	969,777
163,000	Wilmar International Ltd.	797,334
660,000	Yangzijiang Shipbuilding Holdings Ltd.	797,525

		3,364,252

South Africa — 0.2%
800	Kumba Iron Ore Ltd., ADR	60,904
15,400	Sasol Ltd., ADR	772,310

		833,214

South Korea — 0.6%
12,100	KB Financial Group, Inc., ADR(a)	600,281
1,950	Samsung Electronics Co. Ltd., GDR	780,518
7,100	Shinhan Financial Group Co. Ltd., ADR	681,742

		2,062,541

Spain — 2.4%
4,662	Amadeus IT Holding SA (Class A Stock)	93,819
149,474	Banco Bilbao Vizcaya Argentaria SA	1,565,745
172,100	Banco Santander SA	1,811,410
30,000	CaixaBank	173,274
5,604	Enagas	127,674
14,700	Gas Natural SDG SA	295,521
5,115	Grifols SA(a)(b)	111,800
42,022	Iberdrola SA	341,458
29,550	Mapfre SA	104,734
5,242	Red Electrica Corp. SA	285,493
149,184	Telefonica SA	3,325,257

		8,236,185

Sweden — 2.8%
58,246	Atlas Copco AB (Class A Stock)	1,374,575
18,889	Atlas Copco AB (Class B Stock)	397,115
11,286	Kinnevik Investment AB (Class B Stock)	259,829
230,478	Nordea Bank AB	2,451,370
6,096	Scania AB (Class B Stock)	118,512
290,700	Skandinaviska Enskilda Banken (Class A Stock)	2,212,363
14,635	SKF AB (Class B Stock)	384,948
85,696	Swedbank AB (Class A Stock)	1,500,627
5,671	Telefonaktiebolaget Lm Ericsson (Class B Stock)	71,231
69,658	Volvo AB (Class B Stock)	1,123,135

		9,893,705

Switzerland — 7.0%

26,594	ABB Ltd.	636,972
14,702	Aryzta AG	802,903
35,494	Cie Financiere Richemont SA	2,292,357
7,539	Credit Suisse Group AG	271,046
1,665	Geberit AG	392,900
67,722	Nestle SA	4,313,998
83,696	Novartis AG	5,130,739
26,030	Roche Holding AG	4,670,977
46	Sika AG	107,637
1,011	Swatch Group AG (The) (Bearer)	548,290
15,007	Swatch Group AG (The) (Registered)	1,397,139
5,691	Swiss Life Holding AG	845,032
64,283	UBS AG(b)	1,061,219
8,847	Zurich Financial Services AG	2,103,839

		24,575,048

Taiwan — 0.1%
38,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	475,860

Thailand — 1.0%
623,900	Charoen Pokphand Foods PCL	664,169
582,700	CP ALL PCL	967,096
100,400	Kasikornbank PCL	478,015
1,581,000	Krung Thai Bank PCL	1,102,592
21,800	PTT PCL	253,633
15,300	Thai Oil PCL	39,372

		3,504,877

United Kingdom — 18.0%
306,318	3i Group PLC	1,345,800
29,110	Anglo American PLC	1,377,850
88,081	AstraZeneca PLC	4,279,738
243,454	Aviva PLC	1,585,481
18,413	Babcock International Group PLC	203,374
165,793	BAE Systems PLC	825,401
198,008	Balfour Beatty PLC	983,229
8,030	BG Group PLC	189,319
110,232	BHP Billiton PLC	4,117,703
544,292	BP PLC	4,102,112
86,871	British American Tobacco	4,010,057
158,970	BT Group PLC (Class A Stock)	522,926
119,574	Diageo PLC	2,432,229
42,892	Fresnillo PLC	1,230,584
145,199	GlaxoSmithKline PLC	3,237,218
320,689	HSBC Holdings PLC	3,126,488
44,612	Imperial Tobacco Group PLC	1,544,305
25,829	Inmarsat PLC	228,586
83,859	Invensys PLC	423,989
1,553,781	ITV PLC(b)	1,777,350
376,850	Kingfisher PLC	1,556,346

1,528,154	Legal & General Group PLC	2,800,268
158,505	National Grid PLC	1,550,870
58,801	Next PLC	2,285,629
1,058,609	Old Mutual PLC	2,196,526
2,814	Petrofac Ltd.	64,382
43,292	Reckitt Benckiser Group PLC	2,449,713
168,783	Rexam PLC	1,025,554
50,392	Rio Tinto PLC	3,557,092
78,586	RSA Insurance Group PLC	168,993
23,477	Tesco PLC	147,467
23,833	TUI Travel PLC	76,063
54,052	Unilever PLC	1,725,365
2,031,351	Vodafone Group PLC	5,696,602

		62,844,609

United States — 0.3%
7,767	Millicom International Cellular SA	929,180

	TOTAL COMMON STOCKS (cost $289,908,547)	339,857,528

EXCHANGE TRADED FUNDS — 0.6%
United States
5,000	iShares MSCI Emerging Markets Index Fund	235,750
35,700	Vanguard MSCI Emerging Markets ETF	1,726,452

	TOTAL EXCHANGE TRADED FUND (cost $1,962,613)	1,962,202

PREFERRED STOCKS — 0.9%
Germany
2,692	Bayerische Motoren Werke AG	169,654
16,946	Henkel AG & Co. KGaA	1,142,461
8,712	Volkswagen AG	1,739,065

	TOTAL PREFERRED STOCKS (cost $2,463,402)	3,051,180

	TOTAL LONG-TERM INVESTMENTS (cost $294,334,562)	344,870,910

Principal Amount (000)
SHORT-TERM INVESTMENTS — 0.8%

United States Government Security — 0.1%
	U.S. Treasury Bills
$ 520	0.099% , 12/15/11 (cost $519,824)(c)(d)	519,794

Shares
Affiliated Money Market Mutual Fund — 0.7%
2,320,245	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,320,245; includes $2,318,806 of cash collateral received for securities on loan)(e)(f)	2,320,245

	TOTAL SHORT-TERM INVESTMENTS (cost $2,840,069)	2,840,039

	TOTAL INVESTMENTS(g) — 99.6% (cost $297,174,631)(h)	347,710,949
	OTHER ASSETS IN EXCESS OF LIABILITIES(i) — 0.4%	1,467,351

	NET ASSETS — 100.0%	$349,178,300

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,132,745; cash collateral of $2,318,806 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of July 31, 2011, 148 securities representing $207,211,726 and 59.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$306,977,067	$51,113,406	$(10,379,524)	$40,733,882

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

(i)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at July 31, 2011	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
60	DJ Euro Stoxx 50 Index	Sep. 2011	$2,305,371	$2,354,253	$(48,882)
9	FTSE 100 Index	Sep. 2011	854,544	853,220	1,324
15	MSCI Taiwan Index	Aug. 2011	449,400	452,925	(3,525)
13	SPI 200 Futures Index	Sep. 2011	1,562,785	1,613,100	(50,315)

					$(101,398)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities. and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$24,837,562	$—	$—
Austria	—	489,222	—
Belgium	139,642	2,416,074	—
Brazil	6,552,355	—	—
Chile	533,544	—	—
China	2,098,029	—	—
Denmark	—	3,120,584	—
Finland	—	5,066,493	—
France	—	32,941,206	—
Germany	—	27,020,615	—
Hong Kong	16,344,759	—	—
India	476,974	—	—
Israel	158,576	472,323	—
Italy	—	8,991,608	—
Japan	68,445,444	—	—
Mexico	1,035,616	—	—
Netherlands	—	17,555,265	—
Norway	43,484	987,097	—
Portugal	—	432,742	—
Russia	2,978,843	—	—
Singapore	3,364,252	—	—
South Africa	833,214	—	—
South Korea	2,062,541	—	—
Spain	1,811,410	6,424,775	—
Sweden	—	9,893,705	—
Switzerland	—	24,575,048	—
Taiwan	475,860	—	—
Thailand	3,504,877	—	—
United Kingdom	—	62,844,609	—
United States	—	929,180	—
Exchange Traded Funds
United States	1,962,202	—	—
Preferred Stocks
Germany	—	3,051,180	—
Affiliated Money Market Mutual Fund	2,320,245	—	—
United States Government Security	—	519,794	—

	139,979,429	207,731,520	—
Other Financial Instruments*
Futures Contracts	(101,398)	—	—

Total	$139,878,031	$207,731,520	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at October 31, 2010 was $0. $169,594,570 was transferred into Level 2 from Level 1 at July 31. 2011 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2011 were as follows:

Commercial Banks	11.9%
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	7.5
Metals & Mining	6.8
Insurance	4.5
Chemicals	4.2
Diversified Telecommunication Services	3.5
Food Products	3.4
Machinery	3.4
Automobiles	3.1
Wireless Telecommunication Services	3.0
Real Estate Management & Development	2.5
Electric Utilities	2.4
Trading Companies & Distributors	2.0
Capital Markets	1.6
Diversified Financial Services	1.6
Electronic Equipment, Instruments & Components	1.6
Hotels, Restaurants & Leisure	1.6
Semiconductors & Semiconductor Equipment	1.6
Tobacco	1.6
Media	1.5
Beverages	1.4
Food & Staples Retailing	1.4
Auto Components	1.3
Textiles, Apparel & Luxury Goods	1.3
Construction & Engineering	1.2
Electrical Equipment	1.1
Household Products	1.1
Industrial Conglomerates	1.1
Real Estate Investment Trusts (REITs)	1.1
Multiline Retail	1.0
Aerospace & Defense	0.9
Internet Software & Services	0.9
Affiliated Money Market Mutual Fund (including 0.7% of collateral received for securities on loan)	0.7
Building Products	0.7
Road & Rail	0.7
Exchange Traded Fund	0.6
Multi-Utilities	0.6
Commercial Services & Supplies	0.5
Gas Utilities	0.5
Leisure Equipment & Products	0.5
Construction Materials	0.4
Marine	0.4
Paper & Forest Products	0.4
Specialty Retail	0.4
Containers & Packaging	0.3
IT Services	0.2

Water Utilities	0.2
Airlines	0.1
Computers & Peripherals	0.1
Distributors	0.1
Energy Equipment & Services	0.1
Household Durables	0.1
Personal Products	0.1
Software	0.1
Transportation Infrastructure	0.1
United States Government Security	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

Prudential International Value Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 97.5%
Australia — 4.7%
33,100	Bendigo and Adelaide Bank Ltd.	$ 321,455
19,252	BHP Billiton Ltd.	876,043
61,388	BlueScope Steel Ltd.	76,882
12,700	Caltex Australia Ltd.	148,731
82,600	Challenger Ltd.	443,740
71,625	Downer EDI Ltd.	301,372
20,300	Echo Entertainment Group Ltd.*	89,429
253,200	Emeco Holdings Ltd.	319,890
121,100	Goodman Fielder Ltd.	119,736
77,000	Metcash Ltd.	351,903
24,000	National Australia Bank Ltd.	632,793
176,200	OneSteel Ltd.	341,657
88,300	Pacific Brands Ltd.	63,054
5,400	Rio Tinto Ltd.	474,595
37,100	Tabcorp Holdings Ltd.	131,241
135,500	Telstra Corp. Ltd.	445,092

		5,137,613

Austria — 0.7%
10,700	OMV AG	426,528
5,700	Voestalpine AG	295,081

		721,609

Belgium — 0.6%
32,700	AGFA-Gevaert NV*	128,852
7,300	Delhaize Group SA	525,729
4,935	Dexia NV/SA*	13,037

		667,618

Bermuda — 0.5%
14,381	Seadrill Ltd.	500,576

Brazil — 1.3%
86,410	BM&FBOVESPA SA	508,146
14,217	Embraer SA, ADR	419,686
22,900	Natura Cosmeticos SA	518,438

		1,446,270

Canada — 2.5%
11,370	Canadian National Railway Co.	852,527
17,200	Canadian Natural Resources Ltd.	694,517
13,711	Cenovus Energy, Inc.	527,087
12,160	Potash Corp. of Saskatchewan, Inc.	702,969

		2,777,100

Cayman Islands — 0.2%
10,356	Tencent Holdings Ltd.	269,472

China — 2.2%
136,004	China Life Insurance Co. Ltd. (Class H Stock)	453,710
311,529	China Merchants Bank Co. Ltd. (Class H Stock)	739,475
992,300	Industrial & Commercial Bank of China Ltd. (Class H Stock)	755,007
167,399	Sinopharm Group Co. Ltd. (Class H Stock)	487,565

		2,435,757

Denmark — 1.5%
7,700	Danske Bank A/S*	148,967
13,600	H. Lundbeck A/S	340,293
9,965	Novo Nordisk A/S (Class B Stock)	1,218,928

		1,708,188

Finland — 0.4%
34,900	Nokia Oyj	202,948
13,700	Tieto Oyj	203,116

		406,064

France — 9.6%
7,196	Air Liquide SA	988,469
20,000	AXA SA	374,181
20,813	BNP Paribas	1,349,808
2,700	Ciments Francais SA	278,706
37,707	Credit Agricole SA	462,895
9,900	France Telecom SA	204,855
10,133	Lafarge SA	541,911
7,275	LVMH Moet Hennessy Louis Vuitton SA	1,333,462
13,684	Publicis Groupe SA	695,884
3,900	Rallye SA	152,161
4,600	Renault SA	245,434
13,760	Sanofi	1,069,164
12,000	SCOR SE	308,842
5,863	Societe Generale	290,217
5,900	Thales SA	252,179
16,400	Total SA	886,397
5,100	Valeo SA	312,434
1,500	Vallourec SA	152,002
26,900	Vivendi SA	643,288

		10,542,289

Germany — 10.5%
11,176	Adidas AG	829,611
11,600	Allianz SE	1,511,660
3,300	Aurubis AG	204,277
8,700	BASF SE	785,711
5,000	Bayer AG	400,003
7,500	Daimler AG	543,719
20,700	Deutsche Bank AG	1,138,145
12,200	E.ON AG	336,394
13,228	Fresenius Medical Care AG & Co. KGaA	1,015,213
4,300	Hannover Rueckversicherung AG	223,154
3,800	Merck KGaA	405,560
100	MTU Aero Engines Holding AG	7,383
2,700	Muenchener Rueckversicherungs-Gesellschaft AG	398,442

4,200	Rheinmetall AG	351,543
7,300	RWE AG	382,702
20,118	SAP AG	1,257,826
9,300	Siemens AG	1,188,603
12,300	ThyssenKrupp AG	543,816

		11,523,762

Hong Kong — 2.9%
314,120	Chaoda Modern Agriculture Holdings Ltd.	125,749
501,917	CNOOC Ltd.	1,121,847
388,800	First Pacific Co. Ltd.	391,606
49,348	Hong Kong Exchanges and Clearing Ltd.	1,018,777
58,100	Kingboard Chemical Holdings Ltd.	276,196
68,200	Yue Yuen Industrial Holdings Ltd.	218,328

		3,152,503

Indonesia
4,666	Salim Ivomas Pratama TbK PT*	779

Ireland — 0.5%
20,600	Allied Irish Banks PLC*	3,058
29,500	Bank of Ireland	4,471
10,200	Covidien PLC	518,058
15,600	Irish Life & Permanent Group Holdings PLC*	1,056

		526,643

Israel — 1.9%
62,300	Bank Hapoalim BM	308,045
7,700	Check Point Software Technologies Ltd.*	443,905
6,200	Elbit Systems Ltd.	293,279
22,014	Teva Pharmaceutical Industries Ltd., ADR	1,026,733

		2,071,962

Italy — 1.8%
14,400	Banco Popolare Scarl	27,587
124,700	Enel SpA	718,193
35,100	ENI SpA	762,763
15,200	Finmeccanica SpA	116,632
5,500	Fondiaria-SAI SpA*	14,284
251,900	Telecom Italia SpA	316,964

		1,956,423

Japan — 17.2%
8,373	Alpine Electronics, Inc.	125,511
11,400	Aoyama Trading Co. Ltd.	200,057
8,300	Asahi Group Holdings Ltd.	175,951
15,366	Canon, Inc.	748,490
9,800	Circle K Sunkus Co. Ltd.	162,050
22,500	COMSYS Holdings Corp.	224,459
369	Dai-ichi Life Insurance Co. Ltd. (The)	522,932
3,897	Fanuc Corp.	739,562
73,900	Fukuoka Financial Group, Inc.	314,856
8,700	Fuyo General Lease Co. Ltd.	308,741
21,600	Heiwa Corp.	350,998
12,800	Hitachi Capital Corp.	188,546

7,100	Itochu Techno-Solutions Corp.	280,827
57,894	JX Holdings, Inc.	418,873
182	KDDI Corp.	1,352,263
16,700	Keihin Corp.	372,461
38,345	Komatsu Ltd.	1,198,888
50,100	Kurabo Industries Ltd.	100,220
20,400	Kyorin Holdings, Inc.	425,834
25,600	Kyowa Exeo Corp.	253,390
88,000	Marubeni Corp.	660,700
5,400	Miraca Holdings, Inc.	226,914
5,900	Mitsubishi Corp.	158,105
191,000	Mitsubishi UFJ Financial Group, Inc.	972,553
25,800	Mitsui & Co. Ltd.	487,614
248,700	Mizuho Financial Group, Inc.	410,273
75,600	Nichirei Corp.	335,847
14,700	Nippon Electric Glass Co. Ltd.	185,982
22,800	Nippon Shokubai Co. Ltd.	298,531
12,300	Nippon Telegraph & Telephone Corp.	607,131
78,700	Nishi-Nippon City Bank Ltd. (The)	242,280
29,400	Nissan Shatai Co. Ltd.	244,029
300	NTT DoCoMo, Inc.	551,406
3,400	Sankyo Co. Ltd.	181,516
49,800	Sankyu, Inc.	240,639
29,400	Seino Holdings Co. Ltd.	226,462
13,500	Shimachu Co. Ltd.	337,741
25,600	Shizuoka Gas Co. Ltd.	162,276
5,200	Sumitomo Bakelite Co. Ltd.	35,732
44,400	Sumitomo Corp.	627,488
17,900	Sumitomo Mitsui Financial Group, Inc.	565,936
14,006	Sumitomo Mitsui Trust Holdings, Inc.	51,669
10,500	Takeda Pharmaceutical Co. Ltd.	501,234
52,600	Toagosei Co. Ltd.	291,748
16,700	Toppan Forms Co. Ltd.	140,785
26,370	Toyota Motor Corp.	1,080,696
18,300	Toyota Tsusho Corp.	321,382
44,900	Yokohama Rubber Co. Ltd. (The)	272,952

		18,884,530

Luxembourg — 0.7%
25,200	ArcelorMittal	785,515

Mexico — 0.6%
249,556	Wal-Mart de Mexico SAB de CV (Class V Stock)	689,095

Netherlands — 3.4%
18,800	Aegon NV*	107,588
92,900	ING Groep NV, CVA*	996,913
19,500	Koninklijke Ahold NV	259,652
8,300	Koninklijke DSM NV	470,600
8,366	Koninklijke Philips Electronics NV	207,791
2,000	Nutreco NV	139,060
13,769	Schlumberger Ltd.	1,244,304
8,100	Yandex NV*	283,257

		3,709,165

New Zealand — 0.3%
279,800	Air New Zealand Ltd.	287,721

Norway — 0.6%
15,500	Cermaq ASA*	216,625
20,700	DnB NOR ASA	301,022
7,300	Statoil ASA	179,921

		697,568

South Korea — 1.1%
5,443	Hyundai Motor Co.	1,213,227

Spain — 2.7%
28,659	Banco Bilbao Vizcaya Argentaria SA	300,204
19,900	Banco Espanol de Credito SA	150,899
73,500	Banco Santander SA	773,612
20,300	Repsol YPF SA	640,226
50,304	Telefonica SA	1,121,258

		2,986,199

Sweden — 2.2%
31,600	Boliden AB	546,147
13,800	Electrolux AB (Class B Stock)	260,804
25,116	Hennes & Mauritz AB (Class B Stock)	858,704
29,100	Meda AB	359,391
5,500	NCC AB (Class B Stock)	110,598
16,500	Svenska Cellulosa AB (Class B Stock)	240,225

		2,375,869

Switzerland — 7.2%
4,500	Baloise Holding AG	447,636
14,084	Clariant AG*	221,453
35,800	Credit Suisse Group AG*	1,287,100
500	Georg Fischer AG*	265,252
12,133	Julius Baer Group Ltd.*	515,520
19,300	Nestle SA	1,229,440
32,367	Novartis AG	1,984,165
4,900	Roche Holding AG	879,285
6,400	Swiss Re Ltd.*	360,313
1,400	Verwaltungs-und Privat-Bank AG	165,428
2,500	Zurich Financial Services AG*	594,506

		7,950,098

Taiwan — 0.9%
34,191	HTC Corp.	1,017,353

Turkey — 0.5%
122,100	Turkiye Garanti Bankasi A/S	535,782

United Kingdom —18.3%
53,200	ARM Holdings PLC	507,265
19,100	AstraZeneca PLC	928,043
60,800	Aviva PLC	395,957
86,300	BAE Systems PLC	429,645
85,481	Barclays PLC	310,171
75,157	Beazley PLC	159,003
43,500	Berendsen PLC	385,535

47,644	BG Group PLC	1,123,276
116,400	BP PLC	877,260
27,396	British American Tobacco PLC	1,264,628
209,100	BT Group PLC	687,827
22,573	Carnival PLC	779,963
30,500	Cookson Group PLC	320,902
29,400	Dairy Crest Group PLC	180,720
42,000	Drax Group PLC	368,224
97,800	DS Smith PLC	377,292
30,100	GlaxoSmithKline PLC	671,081
98,900	Home Retail Group PLC	219,844
55,000	Intermediate Capital Group PLC	239,573
165,503	Kingfisher PLC	683,508
234,900	Legal & General Group PLC	430,443
123,600	Logica PLC	235,736
48,900	Marston’s PLC	82,549
12,000	Melrose PLC	70,160
31,300	Mondi PLC	306,185
8,700	Next PLC	338,174
163,200	Old Mutual PLC	338,626
29,034	Pearson PLC	557,136
19,673	Reckitt Benckiser Group PLC	1,113,213
42,000	Royal Dutch Shell PLC (Class B Stock)	1,537,851
100,287	RSA Insurance Group PLC	215,659
14,457	SABMiller PLC	540,064
40,557	Standard Chartered PLC	1,033,143
173,779	Tesco PLC	1,091,568
56,900	Thomas Cook Group PLC	61,045
50,700	Tullett Prebon PLC	293,854
194,300	Vodafone Group PLC	544,883
84,500	WM Morrison Supermarkets PLC	402,502

		20,102,508

	TOTAL COMMON STOCKS (cost $90,812,947)	107,079,258

PREFERRED STOCK — 1.1%
Germany
6,092	Volkswagen AG, 1.81% (PRFC Shares) (cost $525,904)	1,216,068

	TOTAL LONG-TERM INVESTMENTS (cost $91,338,851)	108,295,326

SHORT-TERM INVESTMENT — 0.2%
Affiliated Money Market Mutual Fund
223,416	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $223,416)(a)	223,416

	TOTAL INVESTMENTS(b) — 98.8% (cost $91,562,267)(c)	108,518,742
	OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 1.2%	1,318,750

	NET ASSETS — 100%	$109,837,492

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
EUR	Euro

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	As of July 31, 2011, 122 securities representing $63,945,988 and 58.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	The United States federal income tax basis of the Schedule of Investments was $93,101,201; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,533,047 (gross unrealized appreciation $23,192,324; gross unrealized depreciation $7,659,277). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(d)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2011:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 08/03/11	Citigroup Global Markets	EUR	8	$12,236	$12,211	$25
Expiring 08/24/11	State Street Bank	EUR	1,562	2,207,442	2,243,133	(35,691)
Expiring 11/09/11	State Street Bank	EUR	1,049	1,503,056	1,503,141	(85)

				$3,722,734	$3,758,485	$(35,751)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$5,137,613	$—	$—
Austria	—	721,609	—
Belgium	525,729	141,889	—
Bermuda	—	500,576	—
Brazil	1,446,270	—	—
Canada	2,777,100	—	—
Cayman Islands	269,472	—	—
China	2,435,757	—	—
Denmark	—	1,708,188	—
Finland	—	406,064	—
France	—	10,542,289	—
Germany	—	11,523,762	—
Hong Kong	3,152,503	—	—
Indonesia	779
Ireland	519,114	7,529	—
Israel	1,470,638	601,324	—
Italy	—	1,956,423	—
Japan	18,884,530	—	—
Luxembourg	—	785,515	—
Mexico	689,095	—	—
Netherlands	1,527,561	2,181,604	—
New Zealand	287,721	—	—
Norway	216,625	480,943	—
South Korea	1,213,227	—	—
Spain	773,612	2,212,587	—
Sweden	1,478,899	896,970	—
Switzerland	525,741	7,424,357	—
Taiwan	1,017,353	—	—
Turkey	—	535,782	—
United Kingdom	—	20,102,508	—
Preferred Stock - Germany	—	1,216,068	—
Affiliated Money Market Mutual Fund	223,416	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(35,751)	—

Total	$44,572,755	$63,910,236	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 10/31/10 was $0. $114,993,594 was transferred into Level 2 from Level 1 at 07/31/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2011 were as follows:

Oil, Gas & Consumable Fuels	10.1%
Pharmaceuticals	9.5
Financial - Bank & Trust	8.3
Insurance	7.2
Telecommunications	6.4
Food & Beverage	5.4
Automobile Manufacturers	4.1
Chemicals	4.1
Banks	4.0
Metals & Mining	3.9
Retail & Merchandising	3.2
Diversified Financial Services	2.5
Machinery & Equipment	2.1
Distribution/Wholesale	2.0
Holding Companies - Diversified	1.9
Computer Services & Software	1.8
Miscellaneous Manufacturing	1.6
Entertainment & Leisure	1.5
Aerospace/Defense	1.4
Utilities	1.3
Transportation	1.2
Tobacco	1.2
Media & Entertainment	1.1

Consumer Products & Services	1.1
Apparel	1.1
Automotive Parts	1.0
Healthcare Providers & Services	0.9
Forest & Paper Products	0.8
Engineering & Construction	0.8
Building Materials	0.8
Commercial Services	0.7
Office Equipment	0.7
Advertising	0.6
Internet	0.5
Financial Services	0.5
Electronic Components & Equipment	0.5
Cosmetics/Personal Care	0.5
Healthcare Products	0.5
Semiconductors	0.5
Software	0.4
Commercial Banks	0.3
Airlines	0.3
Home Furnishings	0.3
Affiliated Money Market Mutual Fund	0.2

98.8
Other assets in excess of liabilities	1.2

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.6%
FOREIGN BONDS
Argentina — 2.9%
Argentina Bonos,
Sr. Unsec’d. Notes(a)	B3	0.438%	08/03/12		$250	$ 242,000
Sr. Unsec’d. Notes	NR	7.000%	10/03/15		325	317,841
Sr. Unsec’d. Notes, Ser. X	NR	7.000%	04/17/17		275	261,250

						821,091

Brazil — 15.5%
Banco Votorantim Ltd., Sr. Unsec’d. Notes, MTN	Baa1	10.625%	04/10/14	BRL	415	275,623
Brazil Notas Do Tesouro Nacional, Bonds,
Ser. NTN-B	Baa2	6.000%	08/15/14	BRL	52	67,823
Ser. NTN-B	Baa2	6.000%	05/15/15	BRL	70	90,956
Brazil Notas Do Tesouro Nacional, Notes,
Ser. NTN-F	Baa2	10.000%	01/01/12	BRL	1,180	752,530
Ser. NTN-F	Baa2	10.000%	01/01/13	BRL	2,500	1,556,424
Ser. NTN-F	Baa2	10.000%	01/01/14	BRL	750	455,534
Ser. NTN-F	NR	10.000%	01/01/15	BRL	775	461,092
Ser. NTN-F	Baa2	10.000%	01/01/17	BRL	800	459,798
Ser. NTN-F	Baa2	10.000%	01/01/21	BRL	350	192,601

						4,312,381

Colombia — 4.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	Baa3	7.750%	04/14/21	COP	835,000	536,942
Sr. Unsec’d. Notes	Baa3	12.000%	10/22/15	COP	700,000	501,234
Republic of Colombia, Sr. Unsec’d. Notes	Baa3	9.850%	06/28/27	COP	180,000	133,840

						1,172,016

Hungary — 4.9%
Hungary Government Bond,
Ser. 15/A	Baa3	8.000%	02/12/15	HUF	57,380	316,393
Ser. 16/C	Baa3	5.500%	02/12/16	HUF	40,290	202,077
Ser. 17/B	Baa3	6.750%	02/24/17	HUF	102,730	537,950
Ser. 19/A	Baa3	6.500%	06/24/19	HUF	58,990	298,401

						1,354,821

Indonesia — 8.9%
Indonesia Treasury Bond, Sr. Unsec’d. Notes,
Ser. FR36	Ba1	11.500%	09/15/19	IDR	3,500,000	524,577
Ser. FR40	Ba1	11.000%	09/15/25	IDR	2,700,000	401,122
Ser. FR50	Ba1	10.500%	07/15/38	IDR	1,000,000	140,052
Ser. FR53	Ba1	8.250%	07/15/21	IDR	3,800,000	487,707
Ser. FR54	Ba1	9.500%	07/15/31	IDR	3,000,000	396,250
Ser. FR55	Ba1	7.375%	09/15/16	IDR	3,000,000	365,782
Ser. FR58	NR	8.250%	06/15/32	IDR	1,500,000	176,065

						2,491,555

Malaysia — 4.7%
Malaysia Government Bond,
Ser. 0111	A3	4.160%	07/15/21	MYR	3,300	1,137,473
Ser. 0311	NR	4.392%	04/15/26	MYR	500	174,798

						1,312,271

Mexico — 8.4%
Mexican Bonos, Bonds,
Ser. M	Baa1	6.000%	06/18/15	MXN	1,400	120,663
Ser. M 10	Baa1	8.000%	12/17/15	MXN	600	55,446
Ser. M 20	Baa1	8.500%	05/31/29	MXN	1,400	133,148
Ser. M 30	Baa1	8.500%	11/18/38	MXN	9,000	830,602
Petroleos Mexicanos,
Gtd. Notes	Baa1	9.100%	01/27/20	MXN	7,500	678,606
Notes	Baa1	5.290%	05/12/14	MXN	6,000	515,331

						2,333,796

Peru — 4.1%
Peruvian Government International Bond,

Sr. Unsec’d. Notes, RegS	Baa3	6.950%	08/12/31	PEN	95	34,983
Sr. Unsec’d. Notes, RegS	Baa3	7.840%	08/12/20	PEN	560	227,632
Sr. Unsec’d. Notes, RegS	Baa3	8.200%	08/12/26	PEN	880	371,408
Sr. Unsec’d. Notes, 144A	Baa3	7.840%	08/12/20	PEN	650	264,215
Sr. Unsec’d. Notes, 144A	Baa3	9.910%	05/05/15	PEN	600	252,753

						1,150,991

Philippines — 0.4%
Philippine Government International Bond, Sr. Unsec’d. Notes	Ba2	4.950%	01/15/21	PHP	5,000	117,614

Poland — 9.1%
Poland Government Bond,
Ser. 0415	A2	5.500%	04/25/15	PLN	3,195	1,164,164
Ser. 1019	A2	5.500%	10/25/19	PLN	3,840	1,359,201

						2,523,365

Russia — 8.5%
Home Credit & Finance Bank Ooo Via Eurasia Capital SA,
Sr. Sec’d. Notes	Ba3	7.000%	03/18/14		$250	255,312
Rushydro JSC Via Rushydro Finance Ltd., Sec’d. Notes, Ser. E, MTN	Ba1	7.875%	10/28/15	RUB	10,000	368,512
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Notes, MTN	Baa1	8.700%	03/17/16	RUB	6,000	226,643
Sec’d. Notes	Baa1	7.500%	03/25/13	RUB	10,100	372,427
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	Baa1	7.850%	03/10/18	RUB	15,000	572,034
Sr. Unsec’d. Notes, 144A	Baa1	7.850%	03/10/18	RUB	10,000	381,356
Vimpelcom Holdings BV, Gtd. Notes, 144A(a)	Ba3	4.246%	06/29/14		$200	201,750

						2,378,034

South Africa — 9.4%
Eskom Holdings Ltd., Notes	NR	10.000%	01/25/23	ZAR	7,500	1,216,775
South Africa Government Bond, Bonds,	A3	8.000%	12/21/18	ZAR	2,775	411,745
Ser. R186, RegS	A3	10.500%	12/21/26	ZAR	5,260	921,346
Ser. R209	A3	6.250%	03/31/36	ZAR	565	62,557

						2,612,423

Thailand — 4.2%
Thailand Government Bond,
Sr. Unsec’d. Notes	Baa1	3.875%	06/13/19	THB	20,000	669,484
Sr. Unsec’d. Notes	Baa1	4.125%	11/18/16	THB	6,500	220,237
Sr. Unsec’d. Notes	Baa1	5.670%	03/13/28	THB	7,000	274,960

						1,164,681

Turkey — 4.5%
Turkey Government Bond	NR	8.000%	10/09/13	TRY	380	221,680
Turkey Government Bond(b)	NR	8.850%	08/08/12	TRY	1,135	616,013
Turkey Government Bond	NR	10.500%	01/15/20	TRY	460	288,632
Turkey Government Bond	NR	11.000%	08/06/14	TRY	225	139,514

						1,265,839

Ukraine — 1.9%
NAK Naftogaz Ukraine	NR	9.500%	09/30/14		$230	252,713
Ukraine Government International Bond, Sr. Unsec’d. Notes, 144A	B2	6.250%	06/17/16		275	277,750

						530,463

United Arab Emirates — 1.0%
Emirate of Dubai Government International Bonds, Sr. Notes, Ser. E, MTN	NR	6.700%	10/05/15		250	265,312

Venezuela — 3.0%
Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14		1,100	849,750

TOTAL LONG-TERM INVESTMENTS (cost $26,217,080)						26,656,403

SHORT-TERM INVESTMENT — 2.8%

	Shares
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(c) (cost $770,037)	770,037	770,037

TOTAL INVESTMENTS — 98.4% (cost $26,987,117)(d)		27,426,440
OTHER ASSETS IN EXCESS OF LIABILITIES(e) — 1.6%		457,815

NET ASSETS — 100.0%		$27,884,255

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
GHS—Ghana Cedi
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MTN—Medium Term Note
MXN—Mexican Peso
MYR—Malaysian Ringgit
NR—Not Rated by Moody’s or Standard & Poor’s
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Rouble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
ZAR—South African Rand

†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(b)	Represents zero coupon bond. Rate shown reflects the effective yield at July 31, 2011.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$27,034,031	$617,252	$(224,843)	$392,409

The difference between book and tax basis is primarily attributable to the difference in treatment of amortization of premiums.

(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2011:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
Brazilian Real expiring 10/26/11	Morgan Stanley & Co.. Inc.	BRL	106,925	$64,200	$67,452	$3,252
Chilean Peso
expiring 08/17/11	Citibank NA	CLP	36,006,080	77,200	78,514	1,314
expiring 09/08/11	Citibank NA	CLP	142,345.100	302,059	309,463	7,404
expiring 09/08/11	Citibank NA	CLP	31,239,900	67,400	67,917	517
Colombian Peso
expiring 11/01/11	UBS AG	COP	123,822,050	69,700	69,373	(327)
expiring 12/06/11	Citibank NA	COP	229,116,000	125,200	128,219	3,019
expiring 12/06/11	Citibank NA	COP	90,728,300	50,500	50,774	274
expiring 12/06/11	Morgan Stanley & Co., Inc.	COP	114,871,000	62,600	64,285	1,685
Euro
expiring 08/22/11	Citibank NA	EUR	50,000	71,612	71,810	198
expiring 08/25/11	Citibank NA	EUR	80,000	115,033	114,888	(145)
expiring 08/25/11	Citibank NA	EUR	65,000	93,903	93,346	(557)
expiring 08/25/11	Citibank NA	EUR	60,000	86,106	86,166	60
expiring 08/25/11	Citibank NA	EUR	35,000	49,656	50,263	607
expiring 08/25/11	Citibank NA	EUR	35,000	50,640	50,263	(377)
expiring 08/25/11	Citibank NA	EUR	35,000	50,769	50,263	(506)
Ghana Cedi
expiring 09/20/11	Barclays Capital, Inc.	GHS	101,370	65,400	65,988	588
Hungarian Forint
expiring 08/24/11	Citibank NA	HUF	50,453,975	264,251	268,021	3,770
expiring 08/24/11	Citibank NA	HUF	12,145,705	65,000	64,520	(480)
expiring 08/24/11	Citibank NA	HUF	11,382.834	60,000	60,468	468
expiring 08/24/11	Citibank NA	HUF	11,118,414	60,000	59,063	(937)
expiring 08/24/11	Citibank NA	HUF	10,367,060	55,202	55,072	(130)
Indian Rupee
expiring 12/23/11	Citibank NA	INR	14,265,664	310,596	314,636	4,040
expiring 12/23/11	Citibank NA	INR	1,368,000	30,000	30,172	172
expiring 12/23/11	Morgan Stanley & Co.. Inc.	INR	3,159,100	70,000	69,676	(324)
expiring 12/23/11	Morgan Stanley & Co.. Inc.	INR	2,465,100	55,000	54,369	(631)
Indonesian Rupiah
expiring 09/23/11	Morgan Stanley & Co.. Inc.	IDR	928,426,500	106,900	108,438	1,538
expiring 09/28/11	Citibank NA	IDR	1,027,833,000	119,100	119,982	882
expiring 09/28/11	UBS AG	IDR	962,334,610	110,613	112,336	1,723
Malaysian Ringgit
expiring 08/01/11	Citibank NA	MYR	1,846,659	622,295	622,190	(105)
expiring 09/23/11	UBS AG	MYR	203,339	66,800	68,226	1,426
expiring 10/11/11	Morgan Stanley & Co.. Inc.	MYR	5,760,090	1,901,208	1,930,075	28,867
Mexican Peso
expiring 08/22/11	Citibank NA	MXN	10,354,134	874,719	880,315	5,596
Peruvian Nuevo Sol
expiring 08/19/11	Morgan Stanley & Co.. Inc.	PEN	183,723	66,796	67,003	207
Philippine Peso
expiring 08/22/11	Citibank NA	PHP	10,055,864	231,116	238.184	7,068
Polish Zloty
expiring 08/24/11	Citibank NA	PLN	373,593	132,451	133,920	1,469
expiring 04/16/12	Morgan Stanley & Co.. Inc.	PLN	1,508,455	533.400	529,243	(4,157)
Russian Rouble
expiring 08/08/11	Citibank NA	RUB	8,666,050	310,000	313,279	3,279
expiring 10/05/11	Citibank NA	RUB	9,258,364	329,667	332,545	2,878
Singapore Dollar
expiring 08/23/11	Citibank NA	SGD	317,159	260,961	263,413	2,452
South African Rand
expiring 08/26/11	Citibank NA	ZAR	3,071,896	451,683	457,860	6,177
expiring 08/26/11	Citibank NA	ZAR	375,000	55,994	55,893	(101)
South Korean Won
expiring 09/02/11	Citibank NA	KRW	205,776,188	189,638	194,701	5,063
Thai Baht
expiring 08/31/11	Citibank NA	THB	25,166,537	826,487	841,440	14,953
expiring 08/31/11	Citibank NA	THB	13.921.426	452,389	465,461	13,072
expiring 08/31/11	Citibank NA	THB	2,077,894	68,600	69,474	874
expiring 08/31/11	Citibank NA	THB	2,040,170	67,800	68,213	413
expiring 08/31/11	Citibank NA	THB	1,848.000	60,000	61,788	1,788
Turkish Lira
expiring 08/26/11	Citibank NA	TRY	2,474,910	1,433,525	1,457,521	23,996
expiring 08/26/11	Citibank NA	TRY	92,620	55,000	54,546	(454)
expiring 08/26/11	Citibank NA	TRY	33,694	20,000	19,843	(157)

				$11,719,169	$11,860,870	$141,701

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at July 31, 2011	Unrealized Appreciation/ ( Depreciation)(1)
Brazilian Real
expiring 10/26/11	Citibank NA	BRL	125,594	$78,500	$79,230	$(730)
expiring 10/26/11	Citibank NA	BRL	102,245	65,000	64,500	500
expiring 10/26/11	Citibank NA	BRL	97,950	60,000	61,791	(1,791)
expiring 10/26/11	Citibank NA	BRL	80,611	49,500	50,853	(1,353)
expiring 10/26/11	Morgan Stanley & Co., Inc.	BRL	593,621	354,189	374,480	(20,291)
expiring 10/26/11	Morgan Stanley & Co., Inc.	BRL	450,725	279,000	284,335	(5,335)
Chilean Peso
expiring 08/17/11	Citibank NA	CLP	36,006,080	77,750	78,514	(764)
Colombian Peso
expiring 12/06/11	Citibank NA	COP	181,788,750	102,318	101,733	585
expiring 12/06/11	Citibank NA	COP	181,004,550	100,600	101,294	(694)
expiring 12/06/11	Citibank NA	COP	141,030,160	77,900	78,924	(1,024)
Euro expiring 08/25/11	Citibank NA	EUR	401,049	576,277	575,945	332
expiring 08/25/11	Citibank NA	EUR	115,000	164,469	165,151	(682)
expiring 08/25/11	Citibank NA	EUR	105,000	150,554	150,790	(236)
expiring 08/25/11	Citibank NA	EUR	35,000	50,708	50,263	445
Hungarian Forint
expiring 08/24/11	Citibank NA	HUF	13,166,657	70,000	69,944	56
Malaysian Ringgit
expiring 10/13/11	Citibank NA	MYR	283,290	95,000	94,924	76
expiring 08/01/11	Bank of New York (The)	MYR	1,920,262	647,098	646,989	109
Mexican Peso
expiring 08/22/11	Citibank NA	MXN	763,699	65,000	64,930	70
expiring 08/22/11	Morgan Stanley & Co., Inc.	MXN	876,675	75,000	74,535	465
expiring 08/22/11	Morgan Stanley & Co., Inc.	MXN	818,734	70,000	69,609	391
Peruvian Nuevo Sol
expiring 10/05/11	UBS AG	PEN	228,744	81,000	83,243	(2,243)
expiring 10/05/11	Citibank NA	PEN	87,192	31,300	31,731	(431)
Philippine Peso
expiring 08/22/11	Morgan Stanley & Co., Inc.	PHP	5,021,601	116,700	118,942	(2,242)
Polish Zloty
expiring 08/24/11	Citibank NA	PLN	223,246	80,000	80,026	(26)
South African Rand
expiring 08/26/11	Citibank NA	ZAR	477,554	70,000	71,179	(1,179)
South Korean Won
expiring 09/02/11	Morgan Stanley & Co., Inc.	KRW	54,219,000	51,135	51,301	(166)
Thai Baht
expiring 08/31/11	Citibank NA	THB	3,319,780	106,900	110,997	(4,097)
Turkish Lira
expiring 08/26/11	Citibank NA	TRY	59,839	35,000	35,241	(241)
expiring 08/26/11	Morgan Stanley & Co., Inc.	TRY	92,516	55,000	54,484	516

				$3,835,898	$3,875,878	$(39,980)

						$101,721

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds:
Argentina	$—	$821,091	$—
Brazil	—	4,312,381	—
Colombia	—	1,172,016	—
Hungary	—	1,354,821	—
Indonesia	—	2,491,555	—
Malaysia	—	1,312,271	—
Mexico	—	1,139,859	1,193,937
Peru	—	1,150,991	—
Philippines	—	117,614	—
Poland	—	2,523,365	—
Russia	—	2,378,034	—
South Africa	—	2,612,423	—
Thailand	—	1,164,681	—
Turkey	—	1,265,839	—
Ukraine	—	530,463	—
United Arab Emirates	—	265,312	—
Venezuela	—	849,750	—
Affiliated Money Market Mutual Fund	770,037	—	—
Other Financial Instruments*
Forward Foreign Currency Contracts	—	101,721	—

Total	$770,037	$25,564,187	$1,193,937

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value;

Foreign Bonds.
Balance as of 03/30/11**	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)***	(12,454)
Purchases	1,206,391
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/11	$1,193,937

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument
**	Commencement of operations.
***	Of which, $ (12,454) was included in Net Assets relating to securities held at the reporting period end.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2011 were as follows:

Foreign Government Obligations	72.0%
Foreign Agencies	14.8
Sovereign	4.9
Foreign Corporations	3.9
Affiliated Money Market Mutual Fund	2.8

98.4
Other assets in excess of liabilities	1.6

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

*	Print the name and title of each signing officer under his or her signature.